1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
SIMANEK, ERIC D. eric.simanek@dechert.com +1 202 261 3424 Direct +1 202 261 3048 Fax

December 26, 2013

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Goldman Sachs Trust (the “Registrant”)

File Nos. 033-17619 and 811-05349

Post-Effective Amendment No. 376 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of the Registrant, electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 376 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 377 to the Registration Statement under the Investment Company Act of 1940, as amended (“1940 Act”). The filing is being made for the purpose of (i) incorporating a change to the Goldman Sachs N-11 Equity Fund’s concentration policy, which was approved by the shareholders at a meeting held on October 15, 2013 and (ii) adding Class R Shares to the Emerging Markets Equity Insights Fund.

For administrative convenience, this filing includes other series of the Registrant with the same fiscal year-end, but the Registrant does not believe that the changes made in this Post-Effective Amendment related to those series are material. We therefore believe that this Post-Effective Amendment is an ideal candidate for selective review pursuant to the guidance set forth in Investment Company Act Release No. 13768 (Feb. 15, 1984) (“IC-13768”). In accordance with IC-13768, we hereby request selective review of this Post-Effective Amendment limited to the disclosure relating to (i) the change to the Goldman Sachs N-11 Equity Fund’s concentration policy and (ii) adding Class R Shares to the Emerging Markets Equity Insights Fund. Selective review would serve to expedite the review process for the Registrant as well as use the Staff’s time more effectively.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 202.261.3424.

Best regards,

/s/ Eric D. Simanek

Eric D. Simanek

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